Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Interest on financing agreements	$ 45,453	$ 58,379	$ 81,393
Less: Interest capitalized	0	0	(1,018)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 17)	2,351	848	0
Amortization of debt (loan, lease & notes) issuance costs	6,511	7,815	5,590
Other bank and finance charges	1,721	2,513	1,652
Interest and finance costs	$ 56,036	$ 69,555	$ 87,617